Document and Entity Information	3 Months Ended
Jun. 30, 2012
Entity Registrant Name	BDH Acquisition Corp.
Entity Central Index Key	0001561936
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Document Period End Date	Jun 30, 2012
Amendment Flag	false

CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2012		Mar. 31, 2012		Mar. 31, 2011
ASSETS
Cash and cash equivalents	$ 27,873		$ 14,926		$ 132,384
Prepaid expenses	1,500		1,500		7,077
Total current assets	29,373		16,426		139,461
Restricted cash and cash equivalents held in trust account	16,542,970		16,534,880		18,838,855
Total assets	16,572,343		16,551,306		18,978,316
LIABILITIES, REDEEMABLE ORDINARY SHARES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued expenses	74,480		37,583		15,115
Accounts payable - related party	128,615		106,025		15,574
Total liabilities	203,095		143,608		30,689
Commitments and contingencies
Ordinary shares, subject to possible redemption	11,057,090	[1]	11,051,067	[1]	13,352,975	[2]
Shareholders' equity
Preferred shares	0		0		0
Ordinary shares	1,707		1,707		1,712
Additional paid-in capital	5,603,262		5,609,285		5,615,264
Deficit accumulated during the development stage	(292,811)		(254,361)		(22,324)
Total shareholders' equity	5,312,158		5,356,631		5,594,652
Total liabilities, redeemable ordinary shares and shareholders' equity	$ 16,572,343		$ 16,551,306		$ 18,978,316

[1]	As a result of repurchases of ordinary shares and interest earned on the funds held in trust, but not released for working capital purposes through June 30, 2012, in connection with the Company's Repurchase Plan, aggregate ordinary shares subject to possible redemption are 1,846,327.
[2]	As a result of repurchases of ordinary shares through March 31, 2012, in connection with the Company's Repurchase Plan, aggregate ordinary shares subject to possible redemption are 1,845,879.

CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Ordinary shares, subject to possible redemption	1,846,327	1,845,879	2,241,579
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000
Preferred shares, issued	0	0	0
Preferred shares, outstanding	0	0	0
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	3,552,991	3,552,991	3,953,125
Ordinary shares, shares outstanding	3,552,991	3,552,991	3,953,125

CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012	Jun. 30, 2012
Operating and formation costs:
Legal and professional fees	$ 15,436	$ 41,910	$ 9,874	$ 124,862	$ 134,736	$ 150,172
General and administrative expenses	8,604	25,600	4,985	37,374	42,359	50,963
Administrative expense - related party	22,500	22,500	10,446	90,000	100,446	122,946
Loss from operations	(46,540)	(90,010)	(25,305)	(252,236)	(277,541)	(324,081)
Interest income	8,090	5,729	2,981	20,199	23,180	31,270
Net loss	$ (38,450)	$ (84,281)	$ (22,324)	$ (232,037)	$ (254,361)	$ (292,811)
Basic and diluted net loss per share (in dollars per share)	$ (0.02)	$ (0.05)	$ (0.02)	$ (0.14)
Weighted average ordinary shares outstanding - basic and diluted (in shares)	1,707,107	1,711,299	943,841	1,707,942

CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	3 Months Ended		7 Months Ended		12 Months Ended		19 Months Ended	22 Months Ended
	Jun. 30, 2012		Mar. 31, 2011		Mar. 31, 2012		Mar. 31, 2012	Jun. 30, 2012
Ordinary shares issued (in shares)			790,625
Sale of Warrant Offering warrants on February 25, 2011			$ 925,000
Sale of Underwriter Purchase Option on February 25, 2011			100
Net proceeds subject to possible redemption of 2,241,579 shares at redemption value			(13,352,975)
Repurchase of ordinary shares in accordance with the Company's Repurchase Plan	(2,307,892)				(2,307,892)
Repurchase of ordinary shares in accordance with the Company's Repurchase Plan (in shares)	400,134				400,134
Reduction in net proceeds subject to possible redemption	(6,023)	[1]			2,301,908	[1]
Net loss	(38,450)		(22,324)		(232,037)		(254,361)	(292,811)
Ending Balance	5,312,158		5,594,652		5,356,631		5,356,631	5,312,158
Issuance During Period 1st [Member]
Ordinary shares issued			25,000
Issuance During Period 2nd [Member]
Ordinary shares issued			15,631,824	[1]
Issuance During Period 3rd [Member]
Ordinary shares issued			2,388,027	[1]
Ordinary Shares [Member]
Ordinary shares issued			791
Ordinary shares issued (in shares)			790,625
Sale of Warrant Offering warrants on February 25, 2011			0
Sale of Warrant Offering warrants on February 25, 2011 (in shares)			0
Sale of Underwriter Purchase Option on February 25, 2011			0
Net proceeds subject to possible redemption of 2,241,579 shares at redemption value			(2,241)
Repurchase of ordinary shares in accordance with the Company's Repurchase Plan					(400)
Repurchase of ordinary shares in accordance with the Company's Repurchase Plan (in shares)					(400,134)
Reduction in net proceeds subject to possible redemption	0	[1]			395	[1]
Net loss	0		0		0
Ending Balance	1,707		1,712		1,707		1,707	1,707
Ending Balance (in shares)	3,552,991		3,953,125		3,552,991		3,552,991	3,552,991
Ordinary Shares [Member] | Issuance During Period 1st [Member]
Ordinary shares issued			791
Ordinary shares issued (in shares)			790,625
Ordinary Shares [Member] | Issuance During Period 2nd [Member]
Ordinary shares issued			2,750	[1]
Ordinary shares issued (in shares)			2,750,000	[1]
Ordinary Shares [Member] | Issuance During Period 3rd [Member]
Ordinary shares issued			412	[1]
Ordinary shares issued (in shares)			412,500	[1]
Additional Paid-In Capital [Member]
Ordinary shares issued			24,209
Sale of Warrant Offering warrants on February 25, 2011			925,000
Sale of Underwriter Purchase Option on February 25, 2011			100
Net proceeds subject to possible redemption of 2,241,579 shares at redemption value			(13,350,734)
Repurchase of ordinary shares in accordance with the Company's Repurchase Plan					(2,307,492)
Reduction in net proceeds subject to possible redemption	(6,023)	[1]			2,301,513	[1]
Net loss	0		0		0
Ending Balance	5,603,262		5,615,264		5,609,285		5,609,285	5,603,262
Additional Paid-In Capital [Member] | Issuance During Period 1st [Member]
Ordinary shares issued			24,209
Additional Paid-In Capital [Member] | Issuance During Period 2nd [Member]
Ordinary shares issued			15,629,074	[1]
Additional Paid-In Capital [Member] | Issuance During Period 3rd [Member]
Ordinary shares issued			2,387,615	[1]
Deficit Accumulated During the Development Stage [Member]
Ordinary shares issued			0	[1]
Sale of Warrant Offering warrants on February 25, 2011			0
Sale of Underwriter Purchase Option on February 25, 2011			0
Net proceeds subject to possible redemption of 2,241,579 shares at redemption value	0		0
Repurchase of ordinary shares in accordance with the Company's Repurchase Plan					0
Reduction in net proceeds subject to possible redemption					0	[1]
Net loss	(38,450)		(22,324)		(232,037)
Ending Balance	$ (292,811)		$ (22,324)		$ (254,361)		$ (254,361)	$ (292,811)

[1]	As a result of repurchases of ordinary shares and interest earned on the funds held in trust but not released for working capital purposes through June 30, 2012, in connection with the Company's Repurchase Plan, aggregate ordinary shares subject to possible redemption are 1,846,327.

CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2011	Mar. 31, 2012
Ordinary shares subject to possible redemption, shares		2,241,579
Reduction in ordinary shares subject to possible redemption, shares	448		395,700
Issuance During Period1st [Member]
Issuance Date		Sep 3, 2010
Ordinary Shares Initial Shareholders Per Share		0.0316
Issuance During Period2nd [Member]
Issuance Date		Feb 25, 2011
Ordinary shares issued, offering expense		868,176
Ordinary shares subject to possible redemption, shares		1,833,149
Equity Issuance, Per Share Amount		6
Issuance During Period3rd [Member]
Issuance Date		Mar 11, 2011
Ordinary shares issued, offering expense		86,973
Ordinary shares subject to possible redemption, shares		408,430
Equity Issuance, Per Share Amount		6
Warrant
Issuance Date		Feb 25, 2011
Options
Issuance Date		Feb 25, 2011

CONDENSED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012	Jun. 30, 2012
Operating Activities
Net loss	$ (38,450)	$ (84,281)	$ (22,324)	$ (232,037)	$ (254,361)	$ (292,811)
Adjustments to reconcile net loss to cash provided by operating activities:
Prepaid expenses	0	3,105	(7,077)	5,577	(1,500)	(1,500)
Accounts payable and accrued expenses	36,897	23,713	15,115	22,468	37,583	74,480
Accounts payable - related party	22,590	17,372	15,574	90,451	106,025	128,615
Net cash (used in) provided by operating activities	21,037	(40,091)	1,288	(113,541)	(112,253)	(91,216)
Investing Activities
Investment in restricted cash and cash equivalents	(8,090)	(5,729)	(18,838,855)	(20,086)	(18,858,941)	(18,867,031)
Amounts released from restricted cash and cash equivalents used to repurchase ordinary shares	0	1,155,982	0	2,307,892	2,307,892	2,307,892
Proceeds from redemption of restricted cash and cash equivalents	0	0	0	16,169	16,169	16,169
Net cash provided by (used in) investing activities	(8,090)	1,150,253	(18,838,855)	2,303,975	(16,534,880)	(16,542,970)
Financing Activities
Proceeds from sale of ordinary shares to initial shareholders	0	0	25,000	0	25,000	25,000
Proceeds from issuance of note to initial shareholders	0	0	50,000	0	50,000	50,000
Repayment of note to initial shareholders	0	0	(50,000)	0	(50,000)	(50,000)
Proceeds from Public Offering, net of offering costs	0	0	18,019,851	0	18,019,851	18,019,851
Proceeds from Warrant Offering	0	0	925,000	0	925,000	925,000
Proceeds from sale of Underwriter Purchase Option	0	0	100	0	100	100
Repurchase of ordinary shares	0	(1,155,982)	0	(2,307,892)	(2,307,892)	(2,307,892)
Net cash (used in) provided by financing activities	0	(1,155,982)	18,969,951	(2,307,892)	16,662,059	16,662,059
Net (decrease) increase in cash and cash equivalents	12,947	(45,820)	132,384	(117,458)	14,926	27,873
Cash and cash equivalents, beginning	14,926	132,384	0	132,384	0	0
Cash and cash equivalents, ending	27,873	86,564	132,384	14,926	14,926	27,873
Supplemental disclosure of non-cash investing and financing transactions:
Repurchase of ordinary shares included in accounts payable and accrued expenses	$ 0	$ 311,820				$ 0

Organization, Business Operations and Going Concern	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Business Operations and Going Concern

Note 1—Organization, Business Operations and Going Concern

China VantagePoint Acquisition Company (the ‘‘Company’’) is a blank check company incorporated on September 3, 2010, formed under the laws of the Cayman Islands for the purpose of acquiring, through merger, share exchange, asset acquisition, plan of arrangement, recapitalization, reorganization or similar business combination, one or more operating businesses, or control of such operating business or businesses through contractual arrangements (a ‘‘Business Combination’’). Although the Company is not limited to a particular geographic region, the Company intends to focus on operating businesses with primary operations in the People’s Republic of China. The Company’s efforts to identify a prospective target business will not be limited to a particular industry.

The accompanying unaudited condensed financial statements are presented in U.S. dollars and have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) for interim financial information and the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, all adjustments (consisting of normal accruals) considered for a fair presentation have been included. The Company has evaluated subsequent events through the issuance of this Form 10-Q.  Operating results for the three months ended June 30, 2012 and 2011 are not necessarily indicative of the results that may be expected for the year ending March 31, 2013 or any other future period. The balance sheet data at March 31, 2012 was derived from the Company’s audited financial statements but does not include all disclosures required by GAAP. The accompanying condensed financial statements should be read in conjunction with the Company’s financial statements and notes thereto included in the Company’s annual report on Form 10-K filed with the Securities and Exchange Commission on June 29, 2012.

The Company is considered to be a development stage company and as such, the financial statements are prepared in accordance with the Accounting Standards Codification (‘‘ASC’’) 915 ‘‘Development Stage Entities.’’ The Company is subject to all of the risks associated with development stage companies.

At June 30, 2012, the Company had not commenced any operations. All activity through June 30, 2012 relates to the Company’s formation, the Company’s initial public offering and the search for a business combination. The registration statement for the Company’s initial public offering (“Public Offering”) was declared effective on February 17, 2011. On February 18, 2011, the Company filed a new registration statement to increase the Public Offering by 10% pursuant to Rule 462(b) under the Securities Act of 1933 (the “Securities Act”). The Company consummated the Public Offering and Warrant Offering on February 25, 2011 and received initial net proceeds of $16,556,824. On March 8, 2011, the underwriter exercised its over-allotment option and on March 11, 2011 the Company received additional net proceeds of $2,388,027, bringing total net proceeds to $18,944,851 (Note 3).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and the Warrant Offering although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination. An amount of $18,835,874 in the aggregate, (or approximately $5.96 per Unit) of the proceeds of the Public Offering and the Warrant Offering was placed into a trust account (“Trust Account”) and invested in United States government securities within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 having a maturity of 180 days or less, or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940.

In the event that the subunits offered in the Public Offering (the “Subunits”) trade at or below $5.70 per Subunit, there can be released from the Trust Account amounts necessary for the Company to purchase up to 50% of the Subunits sold in the Public Offering (1,581,250 Subunits) at any time commencing on April 19, 2011 and ending on the date the Company announces a Business Combination. Purchases will be made only in open market transactions pursuant to a 10b5-1 plan entered into by the Company on February 16, 2011 (the “Repurchase Plan”), which requires the Company to maintain a limit order for the Subunits at $5.70 per Subunit during the purchase period until the maximum number of Subunits has been purchased. It is intended that purchases will comply with the technical requirements of Rule 10b-18 under the Securities Exchange Act of 1934, as amended, although purchases may not actually be effected under Rule 10b-18. Through June 30, 2012, the Company has purchased 400,134 Subunits under this plan at a cost of $2,307,892. The placing of the funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, prospective target businesses or other entities it engages, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to any monies held in the Trust Account, there is no guarantee that they will execute such agreements.

The Company’s shareholders prior to the offering, including certain of the Company’s officers and directors (“Initial Shareholders”) have agreed that they will be liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or vendors or other entities that are owed money by the Company for services rendered, contracted for or products sold to the Company. However, there can be no assurance that they will be able to satisfy those obligations should they arise. The remaining proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. In addition, interest earned on the funds held in the Trust Account (after payment of taxes owed on such interest income) may be released to the Company to fund its working capital requirements in searching for a business combination and to pay its tax obligations.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders who acquired shares in the Public Offering (“Public Shareholders”) with the opportunity to redeem their Subunits for a pro rata share of the Trust Account. In the event that shareholders owning 58.38% (as adjusted for repurchases through June 30, 2012 under the Repurchase Plan and interest earned but not released from the Trust Account) or more of the Subunits sold in the Public Offering exercise their redemption rights described below (the “Redemption Threshold”), or, solely with respect to a transaction subject to shareholder approval, a majority vote against the Business Combination, the Business Combination will not be consummated. However, as the Company purchases up to 50% of the Subunits sold in the Public Offering in accordance with the Repurchase Plan, the Redemption Threshold is reduced in direct proportion to the percentage of Subunits purchased by the Company. In this event, the Company would disclose the number of Subunits purchased by it and the revised Redemption Threshold in the materials distributed to its shareholders in connection with any vote to approve a Business Combination. The Initial Shareholders have waived any redemption rights they may have in connection with the Business Combination.

With respect to a Business Combination which is consummated, any Public Shareholder can demand that the Company redeem his or her Subunits. If the Company holds a shareholder vote to approve a Business Combination, any Public Shareholder voting against the Business Combination and seeking redemption will be entitled to redeem their Subunits for a pro rata portion of the Trust Account up to a maximum of approximately $5.96 per Subunit. Any Public Shareholder voting in favor of the Business Combination and seeking redemption will have his or her Subunits redeemed for a full pro rata portion of the Trust Account (approximately $5.99 per Subunit as of June 30, 2012) net of (i) taxes payable and (ii) interest income earned on the Trust Account previously released to the Company for working capital requirements. If the Company commences a tender offer in connection with a Business Combination, a Public Shareholder tendering his, her or its Subunits will have such Subunits redeemed for a full pro rata portion of the Trust Account (approximately $5.99 per Subunit as of June 30, 2012) net of (i) taxes payable and (ii) interest income earned on the Trust Account previously released to the Company for working capital requirements. Accordingly, Public Shareholders holding up to 1,846,327 Subunits (as adjusted for repurchases through June 30, 2012 under the Repurchase Plan and interest earned but not released from the Trust Account) may seek redemption of their Subunits in the event of a Business Combination. Notwithstanding the foregoing, the Company’s amended Memorandum and Articles of Association provide that a Public Shareholder, together with any affiliate or other person with whom such Public Shareholder is acting in concert or as a “group” (within the meaning of Section 13 of the Securities Act of 1934, as amended), will be restricted from voting or, in the event that the Company holds a vote with respect to a Business Combination, redeeming more than 10% of the Subunits sold in the Public Offering (but only with respect to the amount over 10% of the Subunits sold in the  Public Offering). A “group” will be deemed to exist if Public Shareholders (i) file a Schedule 13D or 13G indicating the presence of a group or (ii) acknowledge to the Company that they are acting, or intend to act, as a group.

The Company’s Amended and Restated Memorandum and Articles of Association provide that if the Company has not completed a Business Combination by August 25, 2012, or February 25, 2013 if a definitive agreement has been executed by August 25, 2012 and a Business Combination has not been consummated by February 25, 2013, the Company will automatically dissolve, liquidate and distribute its remaining assets, including amounts held in the Trust Account, to the Public Shareholders. In the event of a liquidation, if the Company has not presented an initial Business Combination to the Public Shareholders for approval, the Public Shareholders will be entitled to receive their pro rata share of the Trust Account (approximately $5.99 per Subunit as of June 30, 2012). In the event of a liquidation, if the Company has presented an initial Business Combination to the Public Shareholders for approval, and the Public Shareholders have rejected the initial Business Combination, the Public Shareholders who voted against the last initial Business Combination or who did not vote will be entitled to receive only a pro rata share of the Trust Account up to a maximum of approximately $5.96 per Subunit and Public Shareholders who voted in favor of the last initial Business Combination will be entitled to receive a full pro rata share of the Trust Account calculated two days prior to the distribution date.

Pursuant to letter agreements executed prior to the consummation of the Public Offering with the Company, the Initial Shareholders have waived their rights to participate in any liquidation distribution from the Trust Account but only with respect to their initial shares; they will participate in any liquidation distribution with respect to any Units acquired in the Public Offering or in the aftermarket.

During the three months ended June 30, 2012 the Company generated cash from operations of $21,037, including cash received as reimbursement for certain expenses incurred which are included in accounts payable and accrued expenses. The Company anticipates that in order to fund its working capital requirements, the Company will need to use all of the remaining funds not held in trust, the interest earned on the funds held in the trust account, as well as entering into contingent fee arrangements with its vendors. The Company will need to raise additional capital through loans or additional investments from its Initial Shareholders, officers, directors, or third parties. None of the Initial Shareholders, officers or directors is under any obligation to advance funds to, or to invest in, the Company. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These unaudited financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Note 1—Organization, Business Operations and Going Concern

China VantagePoint Acquisition Company (the ‘‘Company’’) is a blank check company incorporated on September 3, 2010, formed under the laws of the Cayman Islands for the purpose of acquiring, through merger, share exchange, asset acquisition, plan of arrangement, recapitalization, reorganization or similar business combination, one or more operating businesses, or control of such operating business or businesses through contractual arrangements (a ‘‘Business Combination’’). Although the Company is not limited to a particular geographic region, the Company intends to focus on operating businesses with primary operations in the People’s Republic of China. The Company’s efforts to identify a prospective target business will not be limited to a particular industry.

The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) and pursuant to the accounting and disclosure rules of the Securities and Exchange Commission (“SEC”). The Company has evaluated subsequent events through the issuance of this Form 10-K.

The Company is considered to be a development stage company and as such, the financial statements are prepared in accordance with the Accounting Standards Codification (‘‘ASC’’) 915 ‘‘Development Stage Entities.’’ The Company is subject to all of the risks associated with development stage companies.

At March 31, 2012, the Company had not commenced any operations. All activity through March 31, 2012 relates to the Company’s formation, the Company’s initial public offering and the search for a business combination. The registration statement for the Company’s initial public offering (“Public Offering”) was declared effective on February 17, 2011. On February 18, 2011, the Company filed a new registration statement to increase the Public Offering by 10% pursuant to Rule 462(b) under the Securities Act of 1933 (the “Securities Act”). The Company consummated the Public Offering and Warrant Offering on February 25, 2011 and received initial net proceeds of $16,556,824. On March 8, 2011, the underwriter exercised its over-allotment option and on March 11, 2011 the Company received additional net proceeds of $2,388,027, bringing total net proceeds to $18,944,851 (Note 3).

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and the Warrant Offering although substantially all of the net proceeds are intended to be generally applied toward consummating a Business Combination. Furthermore, there is no assurance that the Company will be able to successfully effect a Business Combination. An amount of $18,835,874 in the aggregate, (or approximately $5.96 per Unit) of the proceeds of the Public Offering and the Warrant Offering was placed into a trust account (“Trust Account”) and invested in United States government securities within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 having a maturity of 180 days or less, or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940.

In the event that the subunits offered in the Public Offering (the “Subunits”) trade at or below $5.70 per Subunit, there can be released from the Trust Account amounts necessary for the Company to purchase up to 50% of the Subunits sold in the Public Offering (1,581,250 Subunits) at any time commencing on April 19, 2011 and ending on the date the Company announces a Business Combination. Purchases will be made only in open market transactions pursuant to a 10b5-1 plan entered into by the Company on February 16, 2011 (the “Repurchase Plan”), which requires the Company to maintain a limit order for the Subunits at $5.70 per Subunit during the purchase period until the maximum number of Subunits has been purchased. It is intended that purchases will comply with the technical requirements of Rule 10b-18 under the Securities Exchange Act of 1934, as amended, although purchases may not actually be effected under Rule 10b-18. Through March 31, 2012, the Company has purchased 400,134 subunits under this plan at a cost of $2,307,892. The placing of the funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, prospective target businesses or other entities it engages, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to any monies held in the Trust Account, there is no guarantee that they will execute such agreements.

The Company’s shareholders prior to the offering, including certain of the Company’s officers and directors (“Initial Shareholders”) have agreed that they will be liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or vendors or other entities that are owed money by the Company for services rendered, contracted for or products sold to the Company. However, there can be no assurance that they will be able to satisfy those obligations should they arise. The remaining proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. In addition, interest earned on the funds held in the Trust Account (after payment of taxes owed on such interest income) may be released to the Company to fund its working capital requirements in searching for a business combination and to pay its tax obligations.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders who acquired shares in the Public Offering (“Public Shareholders”) with the opportunity to redeem their Subunits for a pro rata share of the Trust Account. In the event that shareholders owning 58.37% (as adjusted for repurchases through March 31, 2012 under the Repurchase Plan and interest earned but not released from the Trust Account) or more of the Subunits sold in the Public Offering exercise their redemption rights described below (the “Redemption Threshold”), or, solely with respect to a transaction subject to shareholder approval, a majority vote against the Business Combination, the Business Combination will not be consummated. However, as the Company purchases up to 50% of the Subunits sold in the Public Offering in accordance with the Repurchase Plan, the Redemption Threshold is reduced in direct proportion to the percentage of Subunits purchased by the Company. In this event, the Company would disclose the number of Subunits purchased by it and the revised Redemption Threshold in the materials distributed to its shareholders in connection with any vote to approve a Business Combination. The Initial Shareholders have waived any redemption rights they may have in connection with the Business Combination.

With respect to a Business Combination which is consummated, any Public Shareholder can demand that the Company redeem his or her Subunits. If the Company holds a shareholder vote to approve a Business Combination, any Public Shareholder voting against the Business Combination and seeking redemption will be entitled to redeem their Subunits for a pro rata portion of the Trust Account up to a maximum of approximately $5.96 per Subunit. Any Public Shareholder voting in favor of the Business Combination and seeking redemption will have his or her Subunits redeemed for a full pro rata portion of the Trust Account (approximately $5.99 per Subunit as of March 31, 2012) net of (i) taxes payable and (ii) interest income earned on the Trust Account previously released to the Company for working capital requirements. If the Company commences a tender offer in connection with a Business Combination, a Public Shareholder tendering his, her or its Subunits will have such Subunits redeemed for a full pro rata portion of the Trust Account (approximately $5.99 per Subunit as of March 31, 2012) net of (i) taxes payable and (ii) interest income earned on the Trust Account previously released to the Company for working capital requirements. Accordingly, Public Shareholders holding up to 1,845,879 Subunits (as adjusted for repurchases through March 31, 2012 under the Repurchase Plan and interest earned but not released from the Trust Account) may seek redemption of their Subunits in the event of a Business Combination. Notwithstanding the foregoing, the Company’s amended Memorandum and Articles of Association provide that a Public Shareholder, together with any affiliate or other person with whom such Public Shareholder is acting in concert or as a “group” (within the meaning of Section 13 of the Securities Act of 1934, as amended), will be restricted from voting or, in the event that the Company holds a vote with respect to a Business Combination, redeeming more than 10% of the Subunits sold in the Public Offering (but only with respect to the amount over 10% of the Subunits sold in the  Public Offering). A “group” will be deemed to exist if Public Shareholders (i) file a Schedule 13D or 13G indicated the presence of a group or (ii) acknowledge to the Company that they are acting, or intend to act, as a group.

The Company’s Amended and Restated Memorandum and Articles of Association provide that if the Company has not completed a Business Combination by August 25, 2012, or February 25, 2013 if a definitive agreement has been executed by August 25, 2012 and a Business Combination has not been consummated by February 25, 2013, the Company will automatically dissolve, liquidate and distribute its remaining assets, including amounts held in the Trust Account, to the Public Shareholders. In the event of a liquidation, if the Company has not presented an initial Business Combination to the Public Shareholders for approval, the Public Shareholders will be entitled to receive their pro rata share of the Trust Account (approximately $5.99 per Subunit as of March 31, 2012). In the event of a liquidation, if the Company has presented an initial Business Combination to the Public Shareholders for approval, and the Public Shareholders have rejected the initial Business Combination, the Public Shareholders who voted against the last initial Business Combination or who did not vote will be entitled to receive only a pro rata share of the Trust Account up to a maximum of approximately $5.96 per subunit and Public Shareholders who voted in favor of the last initial Business Combination will be entitled to receive a full pro rata share of the Trust Account calculated two days prior to the distribution date.

Pursuant to letter agreements executed prior to the consummation of the Public Offering with the Company, the Initial Shareholders have waived their rights to participate in any liquidation distribution from the Trust Account but only with respect to their initial shares; they will participate in any liquidation distribution with respect to any Units acquired in the Public Offering or in the aftermarket.

The Company anticipates that in order to fund its working capital requirements, the Company will need to use all of the remaining funds not held in trust, the interest earned on the funds held in the trust account, as well as entering into contingent fee arrangements with its vendors. The Company will need to raise additional capital through loans or additional investments from its Initial Shareholders, officers, directors, or third parties. None of the Initial Shareholders, officers or directors is under any obligation to advance funds to, or to invest in, the Company. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Significant Accounting Policies	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies

Note 2—Significant Accounting Policies

Cash and cash equivalents

Cash: The Company maintains its cash with high credit quality financial institutions. At times, the Company’s cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. As of June 30, 2012, substantially all of the Company’s funds were held at one financial institution.

Cash Equivalents: The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.

Restricted cash and cash equivalents held in trust account

The amounts held in the Trust Account represent substantially all of the proceeds of the Public Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a Business Combination or to repurchase Subunits under the Company’s Repurchase Program. The funds held in the Trust Account are invested primarily in a highly liquid mutual fund.

Loss per share

Ordinary loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Ordinary shares included in Subunits subject to possible redemption at June 30, 2012 and 2011 of 1,846,327 and 1,989,773, respectively, have been excluded from the calculation of basic loss per share since such shares, if redeemed, only participate in their pro rata share of the trust earnings. Loss per share assuming dilution would give effect to dilutive options, warrants, and other potential ordinary shares outstanding during the period. The Company has not considered the effect of warrants to purchase 5,605,289 ordinary shares in the calculation of diluted loss per share, since the exercise of the warrants is contingent upon the occurrence of future events.

Fair value measurements

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

·	Level 1. Observable inputs such as quoted prices in active markets;
·	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
·	Level 3. Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value are based on one or more of three valuation techniques identified in the tables below. The valuation techniques are as follows:

(a).	Market approach. Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities;
(b).	Cost approach. Amount that would be required to replace the service capacity of an asset (replacement cost); and
(c).	Income approach. Techniques to convert future amounts to a single present amount based on market expectations (including present value techniques, option-pricing and excess earnings models).

Assets Measured at Fair Value on a Recurring Basis

	Balance	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
Restricted cash and cash equivalents held in trust account:
June 30, 2012	$16,542,970	$16,542,970	$-	$-
March 31, 2012	$16,534,880	$16,534,880	$-	$-

Ordinary shares included in Subunits subject to possible redemption

The Company accounts for its ordinary shares included in Subunits subject to possible redemption in accordance with the guidance enumerated in ASC 480 “Distinguishing Liabilities from Equity”. Ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered by the Company to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly at June 30, 2012 and March 31, 2012, the ordinary shares included in Subunits subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Income taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company has identified the Cayman Islands, the United States and the State of Florida as its only major tax jurisdictions, as defined. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on September 3, 2010, the evaluation was performed for the 2010 and 2011 tax years, which are the only completed periods subject to examination. The Company is on a calendar year for tax purposes. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position.

The Company is considered an exempted company in the Cayman Islands for tax purposes. As an exempted company, the Company is able to avoid direct taxation from the Cayman Islands government for a period of 20 years if such direct taxation were ever introduced in the Cayman Islands by obtaining a tax undertaking from the Cayman Islands government.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income tax expense. There were no amounts accrued for penalties or interest as of or during the period from September 3, 2010 (Inception) through June 30, 2012 or for the three months ended June 30, 2012 and 2011. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Note 2—Significant Accounting Policies

Cash and cash equivalents

Cash: The Company maintains its cash with high credit quality financial institutions. At times, the Company’s cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. As of March 31, 2012 substantially all of the Company’s funds are held at one financial institution.

Cash Equivalents: The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.

Restricted cash and cash equivalents held in trust account

The amounts held in the Trust Account represent substantially all of the proceeds of the Public Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a Business Combination or to repurchase subunits under the Company’s Repurchase Program. The funds held in the Trust Account are invested primarily in a highly liquid mutual fund.

Loss per share

Ordinary loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. Common shares subject to possible redemption at March 31, 2012 and 2011 of 1,845,879 and 2,241,579, respectively, have been excluded from the calculation of basic loss per share since such shares, if redeemed, only participate in their pro rata share of the trust earnings. Loss per share assuming dilution would give effect to dilutive options, warrants, and other potential ordinary shares outstanding during the period. At March 31, 2012 and 2011, the Company has not considered the effect of warrants to purchase 5,605,289 ordinary shares in the calculation of diluted loss per share, since the exercise of the warrants is contingent upon the occurrence of future events.

Fair value measurements

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

·	Level 1. Observable inputs such as quoted prices in active markets;
·	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
·	Level 3. Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

        Assets and liabilities measured at fair value are based on one or more of three valuation techniques identified in the tables below. The valuation techniques are as follows:

(a).	Market approach. Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities;
(b).	Cost approach. Amount that would be required to replace the service capacity of an asset (replacement cost); and
(c).	Income approach. Techniques to convert future amounts to a single present amount based on market expectations (including present value techniques, option-pricing and excess earnings models).

Assets Measured at Fair Value on a Recurring Basis

	Balance Sheet	Quoted Prices in Active Markets (Level1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Restricted cash and cash equivalents held in trust account
March 31, 2012	$16,534,880	$16,534,880	$-	$-
March 31, 2011	$18,838,855	$18,838,855	$-	$-

Ordinary shares subject to possible redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance enumerated in ASC 480 “Distinguishing Liabilities from Equity”. Ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered by the Company to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly at March 31, 2012 and 2011, the ordinary shares subject to possible redemption is presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Income taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company has identified the Cayman Islands, the United States and the State of Florida as its only major tax jurisdictions, as defined. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on September 3, 2010, the evaluation was performed for the 2010 and 2011 tax years, which are the only completed periods subject to examination. The Company is on a calendar year for tax purposes. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position.

The Company is considered an exempted company in the Cayman Islands for tax purposes. As an exempted company, the Company is able to avoid direct taxation from the Cayman Islands government for a period of 20 years if such direct taxation were ever introduced in the Cayman Islands by obtaining a tax undertaking from the Cayman Islands government.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income tax expense. There were no amounts accrued for penalties or interest as of or during the period from September 3, 2010 (Inception) through March 31, 2012. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Public Offering and Warrant Offering	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Initial Public Offering [Abstract]
Public Offering and Warrant Offering

Note 3—Public Offering and Warrant Offering

On February 25, 2011, the Company sold 2,750,000 units at an offering price of $6.00 per Unit. Each Unit included one Subunit and one-half of a warrant. Each Subunit consisted of one ordinary share and one-half of a warrant. On March 8, 2011, the underwriters of the Public Offering exercised their over-allotment option, for an additional 412,500 Units, or an aggregate offering of 3,162,500 Units. Each whole warrant (“Public Warrant”) will entitle the holder to purchase from the Company one ordinary share at an exercise price of $5.00 per share and the Public Warrants will become exercisable upon the consummation of a business combination with a target business. The Public Warrants will expire on the earlier of (i) 5:00 p.m., New York City time, on the three-year anniversary of the consummation of our Business Combination, (ii) the Company’s liquidation if the Company has not completed a Business Combination within the required time periods and (iii) the redemption of the Public Warrants. The Units sold in the Public Offering began trading on February 22, 2011. The Subunits and Public Warrants comprising the Units, but not the ordinary shares and Public Warrants included in the Subunits, began separate trading on March 15, 2011.

Holders have the option to continue to hold Units or separate their Units into the component pieces. However, no fractional Public Warrants will be issued and only whole Public Warrants will trade. The Subunits will continue to trade as a Subunit consisting of one ordinary share and one-half of a Public Warrant until the consummation of an initial Business Combination, at which time they will automatically separate and the Subunits will no longer be outstanding. As indicated above, since no fractional Public Warrants will be issued and only whole Public Warrants will trade, investors will need to either have not separated their Units at this time or have a number of Subunits divisible by two at that time or they will lose a portion of the Public Warrants they would otherwise be entitled to. Accordingly, in order to avoid such a situation, investors that do not intend to transfer the component pieces of the Units prior to the consummation of a business combination should continue to hold their securities as a combined Unit so as to ensure that no portion of the Public Warrant is lost.

On February 25, 2011, the Company also sold 2,642,856 warrants at a price of $0.35 per warrant (the “Warrant Offering Warrants”), for an aggregate purchase price of $925,000 (the “Warrant Offering”). The sale of the Warrant Offering Warrants occurred simultaneously with the consummation of the Public Offering. The proceeds the Company received from the Warrant Offering were placed in the Trust Account. The Warrant Offering Warrants are identical to the Public Warrants except that (i) 1,500,000 of the Warrant Offering Warrants (the “Insider Warrants”) are non-redeemable and may be exercised on a “cashless basis”, (ii) the Company may only call the remaining 1,142,856 Warrant Offering Warrants (the “EBC/Third Party Warrants”), for redemption and only permit exercise on a cash basis with the consent of EarlyBird Capital, Inc. (“EBC”), so long as such warrants are held by the initial purchasers thereof or their affiliates, and (iii) the Company will only call the EBC/Third Party Warrants for redemption if the Company also simultaneously calls the Public Warrants so long as such warrants are held by the initial purchasers of such warrants or their affiliates. In addition, the Company may call the Public Warrants for redemption and only permit exercise on a cash basis, but simultaneously call the EBC/Third Party Warrants for redemption and permit exercise on a cashless basis, which the Company may do without the consent of EBC. Additionally, any Warrants purchased by the Company’s shareholders prior to the Public Offering, including certain of the Company’s officers and directors (the “Initial Shareholders”) in the open market after the consummation of the Public Offering will also be non-redeemable and may be exercised on a “cashless basis” so long as they continue to be held by the Company’s Initial Shareholders or their affiliates. The purchasers agreed that the Warrant Offering Warrants will not be sold or transferred by them (except to certain permitted transferees) until after the Company has completed an initial Business Combination.

The holders of the Warrant Offering Warrants (or underlying securities) are entitled to registration rights with respect to Warrant Offering Warrants (or underlying securities) pursuant to an agreement signed on February 17, 2011.

The Public Warrants, Insider Warrants and EBC/Third Party Warrants are collectively referred to as the “Warrants.”

The Company may call the Warrants for redemption (excluding the Insider Warrants but including the EBC/Third Party Warrants as described above and any outstanding Warrants issued upon exercise of the unit purchase option issued to EBC), in whole and not in part, at a price of $.01 per Warrant at any time after the Warrants become exercisable, upon not less than 30 days’ prior written notice of redemption to each Warrant holder, and if, and only if, the reported last sale price of the ordinary shares equals or exceeds $8.50 per share, for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to Warrant holders. The Warrants may be called for redemption provided that a registration statement under the Securities Act relating to the ordinary shares issuable upon exercise of the Warrants is effective and is expected to remain effective from the date on which the Company sends a redemption notice to and including the redemption date and a prospectus relating to the ordinary shares issuable upon exercise of the Warrants is available for use by the Warrant holders and remains available for use from the date on which the Company sends a redemption notice to and including the redemption date.

The Company may not redeem the Warrants unless the Warrants and the ordinary shares underlying the Warrants are covered by an effective registration statement from the beginning of the measurement period through the date fixed for the redemption. In no event will the registered holders of a Warrant be entitled to receive a net cash settlement, or other consideration in lieu of physical settlement in shares of the Company’s ordinary shares. The holders of the Warrants do not have the rights or privileges of holders of the Company’s ordinary shares or any voting rights until such holders exercise their respective Warrants and receive ordinary shares of the Company. If the Company redeems the Warrants, it will have the option to require all holders that wish to exercise the Warrants to do so on a “cashless basis.”

In accordance with the Warrant agreement relating to the Warrants sold and issued in the Public Offering, the Company is only required to use its reasonable efforts to maintain the effectiveness of the registration statement relating to ordinary shares issuable upon exercise of the Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration statement is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the Warrant exercise. Consequently, the Warrants may expire unexercised, unredeemed and worthless, and an investor in the Public Offering may effectively pay the full Unit price solely for the ordinary shares included in the Units.

There will be no distribution from the Trust Account with respect to the Warrants in the event of liquidation as described in Note 1, and such Warrants will expire worthless.

The Company entered into an agreement with the underwriters of the Public Offering (the “Underwriting Agreement”). Pursuant to the Underwriting Agreement, the Company paid 3.5% of the gross proceeds of the Public Offering or $664,125 as underwriting discounts and commissions upon closing of the Public Offering, including the exercise of the over-allotment option.

Note 3—Public Offering and Warrant Offering

On February 25, 2011, the Company sold 2,750,000 units at an offering price of $6.00 per Unit. Each Unit included one Subunit and one-half of a warrant. Each Subunit consisted of one ordinary share and one-half of a warrant. On March 8, 2011, the underwriters of the Public Offering exercised their over-allotment option, for an additional 412,500 Units, or an aggregate offering of 3,162,500 Units. Each whole warrant (“Public Warrant”) will entitle the holder to purchase from the Company one ordinary share at an exercise price of $5.00 per share and the Public Warrants will become exercisable upon the consummation of a business combination with a target business. The Public Warrants will expire on the earlier of (i) 5:00 p.m., New York City time, on the three-year anniversary of the consummation of our Business Combination, (ii) the Company’s liquidation if the Company has not completed a Business Combination within the required time periods and (iii) the redemption of the Public Warrants. The Units sold in the Public Offering began trading on February 22, 2011. The Subunits and Public Warrants comprising the Units, but not the ordinary shares and Public Warrants included in the Subunits, began separate trading on March 15, 2011.

Holders have the option to continue to hold Units or separate their Units into the component pieces. However, no fractional Public Warrants will be issued and only whole Public Warrants will trade. The Subunits will continue to trade as a Subunit consisting of one ordinary share and one-half of a Public Warrant until the consummation of an initial Business Combination, at which time they will automatically separate and the Subunits will no longer be outstanding. As indicated above, since no fractional Public Warrants will be issued and only whole Public Warrants will trade, investors will need to either have not separated their Units at this time or have a number of Subunits divisible by two at that time or they will lose a portion of the Public Warrants they would otherwise be entitled to. Accordingly, in order to avoid such a situation, investors that do not intend to transfer the component pieces of the units prior to the consummation of a business combination should continue to hold their securities as a combined Unit so as to ensure that no portion of the Public Warrant is lost.

On February 25, 2011, the Company also sold 2,642,856 warrants at a price of $0.35 per warrant (the “Warrant Offering Warrants”), for an aggregate purchase price of $925,000 (the “Warrant Offering”). The sale of the Warrant Offering Warrants occurred simultaneously with the consummation of the Public Offering. The proceeds the Company received from the Warrant Offering were placed in the Trust Account. The Warrant Offering Warrants are identical to the Public Warrants except that (i) 1,500,000 of the Warrant Offering Warrants (the “Insider Warrants”) are non-redeemable and may be exercised on a “cashless basis”, (ii) the Company may only call the remaining 1,142,856 Warrant Offering Warrants (the “EBC/Third Party Warrants”), for redemption and only permit exercise on a cash basis with the consent of EarlyBird Capital, Inc. (“EBC”), so long as such warrants are held by the initial purchasers thereof or their affiliates, and (iii) the Company will only call the EBC/Third Party Warrants for redemption if the Company also simultaneously calls the Public Warrants so long as such warrants are held by the initial purchasers of such warrants or their affiliates. In addition, the Company may call the Public Warrants for redemption and only permit exercise on a cash basis, but simultaneously call the EBC/Third Party Warrants for redemption and permit exercise on a cashless basis, which the Company may do without the consent of EBC. Additionally, any Warrants purchased by the Company’s shareholders prior to the Public Offering, including certain of the Company’s officers and directors (the “Initial Shareholders”) in the open market after the consummation of the Public Offering will also be non-redeemable and may be exercised on a “cashless basis” so long as they continue to be held by the Company’s Initial Shareholders or their affiliates. The purchasers agreed that the Warrant Offering Warrants will not be sold or transferred by them (except to certain permitted transferees) until after the Company has completed an initial Business Combination.

The holders of the Warrant Offering Warrants (or underlying securities) are entitled to registration rights with respect to Warrant Offering Warrants (or underlying securities) pursuant to an agreement signed on February 17, 2011.

The Public Warrants, Insider Warrants and EBC/Third Party Warrants are collectively referred to as the “Warrants.”

The Company may call the Warrants for redemption (excluding the Insider Warrants but including the EBC/Third Party Warrants as described above and any outstanding Warrants issued upon exercise of the unit purchase option issued to EBC), in whole and not in part, at a price of $.01 per Warrant at any time after the Warrants become exercisable, upon not less than 30 days’ prior written notice of redemption to each Warrant holder, and if, and only if, the reported last sale price of the ordinary shares equals or exceeds $8.50 per share, for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to Warrant holders. The Warrants may be called for redemption provided that a registration statement under the Securities Act relating to the ordinary shares issuable upon exercise of the Warrants is effective and is expected to remain effective from the date on which the Company sends a redemption notice to and including the redemption date and a prospectus relating to the ordinary shares issuable upon exercise of the Warrants is available for use by the Warrant holders and remains available for use from the date on which the Company sends a redemption notice to and including the redemption date.

The Company may not redeem the Warrants unless the Warrants and the ordinary shares underlying the Warrants are covered by an effective registration statement from the beginning of the measurement period through the date fixed for the redemption. In no event will the registered holders of a Warrant be entitled to receive a net cash settlement, or other consideration in lieu of physical settlement in shares of the Company’s ordinary shares. The holders of the Warrants do not have the rights or privileges of holders of the Company’s ordinary shares or any voting rights until such holders exercise their respective Warrants and receive ordinary shares of the Company. If the Company redeems the Warrants, it will have the option to require all holders that wish to exercise the Warrants to do so on a “cashless basis.”

In accordance with the Warrant agreement relating to the Warrants sold and issued in the Public Offering, the Company is only required to use its reasonable efforts to maintain the effectiveness of the registration statement relating to ordinary shares issuable upon exercise of the Warrants. The Company will not be obligated to deliver securities, and there are no contractual penalties for failure to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration statement is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the Warrant exercise. Consequently, the Warrants may expire unexercised, unredeemed and worthless, and an investor in the Public Offering may effectively pay the full Unit price solely for the ordinary shares included in the Units.

There will be no distribution from the Trust Account with respect to the Warrants in the event of liquidation as described in Note 1, and such Warrants will expire worthless.

The Company entered into an agreement with the underwriters of the Public Offering (the “Underwriting Agreement”). Pursuant to the Underwriting Agreement, the Company paid 3.5% of the gross proceeds of the Public Offering or $664,125 as underwriting discounts and commissions upon closing of the Public Offering, including the exercise of the over-allotment option.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 4—Commitments and Contingencies

The Company has agreed to pay an aggregate of $7,500 a month for office space and general and administrative services to an entity affiliated with the Company, commencing February 17, 2011 and terminating on the earlier to occur of (i) the consummation of an initial Business Combination and (ii) the liquidation of the Company. This affiliated entity also occasionally pays for travel and other expenses of the Company not related to general and administrative services. The Company is obligated to reimburse them for these expenses. At June 30, 2012, the Company has included in accounts payable – related party $128,615 representing an obligation to this affiliate company for this office space, these general and administrative services, and these reimbursable expenses.

The Company has engaged EBC as an investment banker in connection with its initial Business Combination to provide it with assistance in negotiating and structuring the terms of the initial Business Combination. The Company anticipates that these services will include assisting the Company with valuing and structuring any proposed offer to be made to a target business and negotiating a letter of intent and/or definitive agreement with any potential target business. The Company will pay EBC a cash fee for such services upon the consummation of its initial Business Combination in an amount equal to $600,000. Such amounts due to EBC may be paid out of the funds held in the trust account.

Note 4—Commitments and Contingencies

The Company has agreed to pay an aggregate of $7,500 a month for office space and general and administrative services to an entity affiliated with the Company, commencing February 17, 2011 and terminating on the earlier to occur of (i) the consummation of an initial Business Combination and (ii) the liquidation of the Company. This affiliated entity also occasionally pays for travel and other expenses of the Company not related to general and administrative services. The Company is obligated to reimburse them for these expenses. At March 31, 2012, the Company has included in accounts payable – related party $106,025 representing an obligation to this affiliate company for this office space, these general and administrative services, and these reimbursable expenses.

The Company has engaged EBC as an investment banker in connection with its initial Business Combination to provide it with assistance in negotiating and structuring the terms of the initial Business Combination. The Company anticipates that these services will include assisting the Company with valuing and structuring any proposed offer to be made to a target business and negotiating a letter of intent and/or definitive agreement with any potential target business. The Company will pay EBC a cash fee for such services upon the consummation of its initial Business Combination in an amount equal to $600,000. Such amounts due to EBC may be paid out of the funds held in the trust account.

Income Taxes	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 5—Income Taxes

The Company’s deferred tax assets are as follows:

	As of March 31,
	2012	2011
Net operating loss carryforwards	$101,335	$8,930
Total deferred tax assets	101,355	8,930
Less: valuation allowance	(101,355)	(8,930)
Net deferred tax assets	$-	$-

The Company has a net operating loss of approximately $253,000 that expires between 2031 and 2032. The ultimate realization of the net operating losses is dependent upon future taxable income, if any, of the Company and may be limited in any one period by alternative minimum tax rules. Although management believes that the Company will have sufficient future taxable income to absorb the net operating loss carryovers before the expiration of the carryover period, there may be circumstances beyond the Company’s control that limit such utilization. Accordingly, management has determined that a full valuation allowance of the deferred tax asset is appropriate at March 31, 2012.

Internal Revenue Code Section 382 imposes limitations on the use of net operating loss carryovers when the stock ownership of one or more 5% shareholders (shareholders owning 5% or more of the Company’s outstanding capital stock) has increased on a cumulative basis by more than 50 percentage points within a period of two years. Management cannot control the ownership changes occurring as a result of public trading of the Company’s Common Stock. Accordingly, there is a risk of an ownership change beyond the control of the Company that could trigger a limitation of the use of the loss carryover.

The Company established a valuation allowance of $101,355 and $8,930 as of March 31, 2012, and March 31, 2011, which fully offset the deferred tax assets of $101,355 and $8,930, respectively.  The deferred tax asset results from applying an effective combined federal and state tax rate of 40% to the net operating losses of approximately $253,000 and $22,000 for each of the year ended March 31, 2012 and the period September 3, 2010 (inception) through March 31, 2011, respectively. Effective tax rates differ from statutory rates.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended March 31, 2012	For the Period September 3, 2010 (inception) through March 31, 2011
Tax benefit at federal statutory rate	(34.0)%	(34.0)%
State income tax	(6.0)%	(6.0)%
Permanent difference:
Meals and entertainment	0.2%	-%
Increase in valuation allowance	39.8%	40.0%
Effective income tax rate	-%	-%

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the Company’s projected future taxable income and taxing strategies in making this assessment. Based on this assessment, management has established a full valuation allowance against all of the deferred tax assets for every period, since it is more likely than not that all of the deferred tax assets will not be realized. The change in valuation allowance for the years ended March 31, 2012 and 2011 was $92,425 and $8,930, respectively.

Shareholders' Equity	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Equity [Abstract]
Shareholders' Equity

Note 5—Shareholders’ Equity

Ordinary Shares

The Company is authorized to issue up to 50,000,000 ordinary shares with a par value of $0.001 per share.

In connection with the organization of the Company, on September 3, 2010, a total of 790,625 shares (718,750 shares before the effect of the share dividend, discussed below) of the Company’s ordinary shares were sold to the Initial Shareholders at a price of $0.0316 per share ($0.0348 per share before the effect of the share dividend, discussed below) for an aggregate of $25,000.

Effective February 18, 2011, the Company’s Board of Directors authorized a share dividend of 0.1 ordinary share for each outstanding ordinary share. All share amounts presented have been restated to reflect the effect of this share dividend.

On February 17, 2011 the Initial Shareholders placed their initial shares into an escrow account maintained by Continental Stock Transfer & Trust Company, acting as escrow agent. Subject to certain limited exceptions, these shares will not be transferable during the escrow period which expires on the first anniversary of the closing date of the initial Business Combination.

Depending on the number of holders who choose to exercise their redemption rights in connection with the Company’s initial business combination, the Company could be required to redeem for cash up to one Subunit less than 58.38% (as adjusted for repurchases through June 30, 2012 under the Company’s Repurchase plan and interest earned but not released from the Trust Account) of the subunits sold in the Public Offering, or 1,846,327 shares, at a redemption price of approximately $5.99 per share for approximately $11,057,090, in the aggregate assuming that all of the Company’s shareholders vote in favor of the proposed business combination and are therefore entitled to receive a full pro rata share of the trust account.

Preferred Shares

On February 16, 2011 the Company amended the capital clause of the Memorandum and Articles of Association authorizing the issuance of up to 5,000,000 preferred shares with a par value of $0.001 with such designations as may be determined by the Board of Directors of the Company from time to time.

Unit Purchase Option

On February 25, 2011, the Company issued a unit purchase option, for $100, to EBC or its designees to purchase 175,000 units at an exercise price of $6.60 per unit commencing on the later of (i) one year from the effective date of the registration statement or (ii) the consummation of an initial Business Combination, and expiring upon the earlier of (i) the liquidation of the Trust Account if we have not completed a Business Combination within the required time periods or (ii) three years from the closing of the Company’s initial Business Combination (but in no event will the option expire more than five years from the effective date of the registration statement for the Public Offering). The units issuable upon exercise of this option are identical to the units being offered in the Public Offering, with the exception of (i) not including Subunits and instead including only the ordinary shares and warrants that would otherwise comprise such Subunits since the Subunits will no longer be trading once the unit purchase option becomes exercisable and (ii) containing a provision for cashless exercise by EBC. The Company accounted for the fair value of the unit purchase option, inclusive of the receipt of a $100 cash payment, as an expense of the Public Offering resulting in a charge directly to shareholders’ equity. The Company estimated that the fair value of this unit purchase option as of February 25, 2011 was approximately $431,185 ($2.46 per unit) using a Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriter was estimated as of the date of grant using the following assumptions: (1) expected volatility of 48.1%, (2) risk-free interest rate of 2.0% and (3) expected life of five years. The unit purchase option may be exercised for cash or on a ‘‘cashless’’ basis, at the holder’s option (except in the case of a forced cashless exercise upon the Company’s redemption of the Warrants, as described in Note 3), such that the holder may use the appreciated value of the unit purchase option (the difference between the exercise prices of the unit purchase option and the underlying Warrants and the market price of the Units and underlying ordinary shares) to exercise the unit purchase option without the payment of any cash. The Company will have no obligation to net cash settle the exercise of the unit purchase option or the Warrants underlying the unit purchase option. The holder of the unit purchase option will not be entitled to exercise the unit purchase option or the Warrants underlying the unit purchase option unless a registration statement covering the securities underlying the unit purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the unit purchase option or underlying Warrants, the unit purchase option or Warrants, as applicable, will expire worthless.

Note 6—Shareholders’ Equity

Ordinary Shares

The Company is authorized to issue up to 50,000,000 ordinary shares with a par value of $0.001 per share.

In connection with the organization of the Company, on September 3, 2010, a total of 790,625 shares (718,750 shares before the effect of the share dividend, discussed below) of the Company’s ordinary shares were sold to the Initial Shareholders at a price of $0.0316 per share ($0.0348 per share before the effect of the share dividend, discussed below) for an aggregate of $25,000.

Effective February 18, 2011, the Company’s Board of Directors authorized a share dividend of 0.1 ordinary share for each outstanding ordinary share. All share amounts presented have been restated to reflect the effect of this share dividend.

On February 17, 2011 the Initial Shareholders placed their initial shares into an escrow account maintained by Continental Stock Transfer & Trust Company, acting as escrow agent. Subject to certain limited exceptions, these shares will not be transferable during the escrow period which expires on the first anniversary of the closing date of the initial Business Combination.

Ordinary Shares, continued

Depending on the number of holders who choose to exercise their redemption rights in connection with the Company’s initial business combination, the Company could be required to redeem for cash up to one Subunit less than 58.37% (as adjusted for repurchases through March 31, 2012 under the Company’s Repurchase plan and interest earned but not released from the Trust Account) of the subunits sold in the Public Offering, or 1,845,879 shares, at a redemption price of approximately $5.99 per share for approximately $11,051,067, in the aggregate assuming that all of the Company’s shareholders vote in favor of the proposed business combination and are therefore entitled to receive a full pro rata share of the trust account.

Preferred Shares

On February 16, 2011 the Company amended the capital clause of the Memorandum and Articles of Association authorizing the issuance of up to 5,000,000 preferred shares with a par value of $0.001 with such designations as may be determined by the Board of Directors of the Company from time to time.

Unit Purchase Option

On February 25, 2011, the Company issued a unit purchase option, for $100, to EBC or its designees to purchase 175,000 units at an exercise price of $6.60 per unit commencing on the later of (i) one year from the effective date of the registration statement or (ii) the consummation of an initial Business Combination, and expiring upon the earlier of (i) the liquidation of the Trust Account if we have not completed a Business Combination within the required time periods or (ii) three years from the closing of the Company’s initial Business Combination (but in no event will the option expire more than five years from the effective date of the registration statement for the Public Offering). The units issuable upon exercise of this option are identical to the units being offered in the Public Offering, with the exception of (i) not including Subunits and instead including only the ordinary shares and warrants that would otherwise comprise such Subunits since the Subunits will no longer be trading once the unit purchase option becomes exercisable and (ii) containing a provision for cashless exercise by EBC. The Company accounted for the fair value of the unit purchase option, inclusive of the receipt of a $100 cash payment, as an expense of the Public Offering resulting in a charge directly to shareholders’ equity. The Company estimated that the fair value of this unit purchase option as of February 25, 2011 was approximately $431,185 ($2.46 per unit) using a Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriter was estimated as of the date of grant using the following assumptions: (1) expected volatility of 48.1%, (2) risk-free interest rate of 2.0% and (3) expected life of five years. The unit purchase option may be exercised for cash or on a ‘‘cashless’’ basis, at the holder’s option (except in the case of a forced cashless exercise upon the Company’s redemption of the Warrants, as described in Note 3), such that the holder may use the appreciated value of the unit purchase option (the difference between the exercise prices of the unit purchase option and the underlying Warrants and the market price of the Units and underlying ordinary shares) to exercise the unit purchase option without the payment of any cash. The Company will have no obligation to net cash settle the exercise of the unit purchase option or the Warrants underlying the unit purchase option. The holder of the unit purchase option will not be entitled to exercise the unit purchase option or the Warrants underlying the unit purchase option unless a registration statement covering the securities underlying the unit purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the unit purchase option or underlying Warrants, the unit purchase option or Warrants, as applicable, will expire worthless.

Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 6 – Subsequent Events

Merger and Share Exchange Agreement

On August 23, 2012, the Company formed BDH Acquisition Corp (“Purchaser”), a Delaware corporation for the purpose of effecting a future Business Combination with Black Diamond Holdings, LLC, a Colorado limited liability corporation (“Black Diamond”). On August 27, 2012 the Company announced that it had entered into a merger and share exchange agreement (the “Acquisition Agreement”) pursuant to which it will acquire Black Diamond (the “Black Diamond Merger”).

On August 24, 2012, the Company, Purchaser, Black Diamond, all of the Class A members of Black Diamond, certain Preferred Members of Black Diamond and Black Diamond Financial Group, LLC, a Delaware limited liability company and the manager of Black Diamond, entered into the Acquisition Agreement.

Black Diamond is in the business of acquiring controlling and non-controlling interests in and actively managing small and development-stage companies. Black Diamond’s portfolio companies are principally engaged in precious metal exploration and mining, enterprise software systems, internet wine retailing, video gaming, and other technology oriented activities.

The Acquisition Agreement provides in part that each ordinary share of the Company will be converted automatically into one share of preferred stock of Purchaser (“Purchaser Preferred Stock”) and that upon the closing of the transactions contemplated in the Acquisition Agreement, the Company will be merged with and into Purchaser, the separate corporate existence of the Company will cease and Purchaser will continue as the surviving corporation (the “Redomestication”).

In connection with the Redomestication, each warrant to purchase one ordinary share of the Company will be converted into one substantially equivalent warrant (“Purchaser Warrant”) to purchase one share of common stock of Purchaser (“Purchaser Common Stock”); each Subunit of the Company will be converted automatically into one subunit consisting of one share of Purchaser Preferred Stock and one-half of a warrant to purchase Purchaser Common Stock (“Purchaser Subunit”); each Unit of the Company will be converted automatically into one Purchaser Subunit and one-half of a warrant to purchase Purchaser Common Stock (“Purchaser Unit”); and each unit purchase option of the Company will be converted into one substantially equivalent unit purchase option to purchase one Purchaser Unit.

Pursuant to the Acquisition Agreement, Purchaser will acquire 100% of the issued and outstanding Class A Units of Black Diamond and 45.62% of the Preferred Units of Black Diamond in exchange for an aggregate of 67,383,334 shares of the common stock of Purchaser (“Purchaser Common Stock”) and 1,433,333 shares of Purchaser Preferred Stock.

Holders of Purchaser Preferred Stock will have a liquidation preference of $12 per share. Holders of Purchaser Preferred stock will receive dividends on a quarterly basis equal to 90% of Purchaser’s available cash, until such time as they have received $6 per share. Thereafter, holders of Purchaser Preferred Stock will receive 50% of the dividends paid and holders of Purchaser Common Stock will receive 50% of dividends paid. Once the holders of Purchaser Preferred Stock receive $12 per share, all Purchaser Preferred Stock will automatically convert into Purchaser Common Stock at an initial conversion ratio of one for one provided the $12 per share is received within three years, and two for one if the $12 per share is received thereafter.

Prior to consummating any of the transactions contemplated by the Acquisition Agreement, the Redomestication and the Black Diamond Merger, such actions must be approved by a majority of the holders of the Company’s ordinary shares and the Company’s warrant holders must approve an amendment to the Warrant agreements dated February 25, 2011 in order to change the warrants to be Purchaser Warrants. The Company is preparing for a special meeting of the holders of its ordinary shares and Warrants in order to obtain such approvals.

Termination of Share Repurchase Program

On August 27, 2012 the Company announced that it had entered into the Acquisition Agreement and, accordingly, is no longer permitted to make any repurchases of its Subunits under the Repurchase Plan.

Expense Reimbursement Agreement

On August 24, 2012, in connection with the Acquisition Agreement, the Company and Black Diamond entered into an expense reimbursement agreement (“Reimbursement Agreement”). Pursuant to the Reimbursement Agreement, Black Diamond has agreed to (i) assume and pay up to $250,000 of the costs and expenses (including but not limited to reasonable legal fees) of the Company that have accrued up to the date that the Acquisition Agreement was signed (August 24, 2012), and (ii) pay, so long as the Company does not materially breach the representations and warranties it made in the Acquisition Agreement, all of the costs and expenses (including but not limited to reasonable legal fees and expenses related to the merger) incurred by the Company from and after the signing of the Acquisition Agreement.

Furthermore, pursuant to the Reimbursement Agreement, promptly after Black Diamond or one or more of Black Diamond’s subsidiaries or portfolio companies receives an aggregate of $2,500,000 of proceeds from all financing transactions (including, but not limited to, issuing debt or equity securities of Black Diamond, selling assets of and/or receiving amounts in repayment of debt) occurring after August 24, 2012, Black Diamond shall deposit the sum of $250,000 in the bank account of the Company to pay for merger expenses described above.

Through November 9, 2012, no amounts have yet been received by the Company in connection with this Reimbursement Agreement.

Note 7—Subsequent Events

Management evaluates subsequent events that have occurred after the balance sheet date through the date the financial statements were publically available to determine if events or transactions occurring require potential adjustment to or disclosure in the financial statements and has concluded that no subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes to the financial statements.

Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Accounting Policies [Abstract]
Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and cash equivalents

Cash: The Company maintains its cash with high credit quality financial institutions. At times, the Company’s cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. As of June 30, 2012, substantially all of the Company’s funds were held at one financial institution.

Cash Equivalents: The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.

Cash and cash equivalents

Cash: The Company maintains its cash with high credit quality financial institutions. At times, the Company’s cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. As of March 31, 2012 substantially all of the Company’s funds are held at one financial institution.

Cash Equivalents: The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted cash and cash equivalents held in trust account

The amounts held in the Trust Account represent substantially all of the proceeds of the Public Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a Business Combination or to repurchase Subunits under the Company’s Repurchase Program. The funds held in the Trust Account are invested primarily in a highly liquid mutual fund.

Restricted cash and cash equivalents held in trust account

The amounts held in the Trust Account represent substantially all of the proceeds of the Public Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a Business Combination or to repurchase subunits under the Company’s Repurchase Program. The funds held in the Trust Account are invested primarily in a highly liquid mutual fund.

Earnings Per Share, Policy [Policy Text Block]

Loss per share

Ordinary loss per share is computed by dividing net loss by the weighted-average number of ordinary shares outstanding during the period. Ordinary shares included in Subunits subject to possible redemption at June 30, 2012 and 2011 of 1,846,327 and 1,989,773, respectively, have been excluded from the calculation of basic loss per share since such shares, if redeemed, only participate in their pro rata share of the trust earnings. Loss per share assuming dilution would give effect to dilutive options, warrants, and other potential ordinary shares outstanding during the period. The Company has not considered the effect of warrants to purchase 5,605,289 ordinary shares in the calculation of diluted loss per share, since the exercise of the warrants is contingent upon the occurrence of future events.

Loss per share

Ordinary loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during the period. Common shares subject to possible redemption at March 31, 2012 and 2011 of 1,845,879 and 2,241,579, respectively, have been excluded from the calculation of basic loss per share since such shares, if redeemed, only participate in their pro rata share of the trust earnings. Loss per share assuming dilution would give effect to dilutive options, warrants, and other potential ordinary shares outstanding during the period. At March 31, 2012 and 2011, the Company has not considered the effect of warrants to purchase 5,605,289 ordinary shares in the calculation of diluted loss per share, since the exercise of the warrants is contingent upon the occurrence of future events.

Fair Value Measurement Policy [Policy Text Block]

Fair value measurements

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

·	Level 1. Observable inputs such as quoted prices in active markets;
·	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
·	Level 3. Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value are based on one or more of three valuation techniques identified in the tables below. The valuation techniques are as follows:

(a).	Market approach. Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities;
(b).	Cost approach. Amount that would be required to replace the service capacity of an asset (replacement cost); and
(c).	Income approach. Techniques to convert future amounts to a single present amount based on market expectations (including present value techniques, option-pricing and excess earnings models).

Assets Measured at Fair Value on a Recurring Basis

	Balance	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
Restricted cash and cash equivalents held in trust account:
June 30, 2012	$16,542,970	$16,542,970	$-	$-
March 31, 2012	$16,534,880	$16,534,880	$-	$-

Fair value measurements

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

·	Level 1. Observable inputs such as quoted prices in active markets;
·	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
·	Level 3. Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

        Assets and liabilities measured at fair value are based on one or more of three valuation techniques identified in the tables below. The valuation techniques are as follows:

(a).	Market approach. Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities;
(b).	Cost approach. Amount that would be required to replace the service capacity of an asset (replacement cost); and
(c).	Income approach. Techniques to convert future amounts to a single present amount based on market expectations (including present value techniques, option-pricing and excess earnings models).

Assets Measured at Fair Value on a Recurring Basis

	Balance Sheet	Quoted Prices in Active Markets (Level1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Restricted cash and cash equivalents held in trust account
March 31, 2012	$16,534,880	$16,534,880	$-	$-
March 31, 2011	$18,838,855	$18,838,855	$-	$-

Ordinary Shares Subject To Possible Redemption [Policy Text Block]

Ordinary shares included in Subunits subject to possible redemption

The Company accounts for its ordinary shares included in Subunits subject to possible redemption in accordance with the guidance enumerated in ASC 480 “Distinguishing Liabilities from Equity”. Ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered by the Company to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly at June 30, 2012 and March 31, 2012, the ordinary shares included in Subunits subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Ordinary shares subject to possible redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance enumerated in ASC 480 “Distinguishing Liabilities from Equity”. Ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares feature certain redemption rights that are considered by the Company to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly at March 31, 2012 and 2011, the ordinary shares subject to possible redemption is presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Income Tax, Policy [Policy Text Block]

Income taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company has identified the Cayman Islands, the United States and the State of Florida as its only major tax jurisdictions, as defined. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on September 3, 2010, the evaluation was performed for the 2010 and 2011 tax years, which are the only completed periods subject to examination. The Company is on a calendar year for tax purposes. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position.

The Company is considered an exempted company in the Cayman Islands for tax purposes. As an exempted company, the Company is able to avoid direct taxation from the Cayman Islands government for a period of 20 years if such direct taxation were ever introduced in the Cayman Islands by obtaining a tax undertaking from the Cayman Islands government.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income tax expense. There were no amounts accrued for penalties or interest as of or during the period from September 3, 2010 (Inception) through June 30, 2012 or for the three months ended June 30, 2012 and 2011. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

Income taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company has identified the Cayman Islands, the United States and the State of Florida as its only major tax jurisdictions, as defined. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on September 3, 2010, the evaluation was performed for the 2010 and 2011 tax years, which are the only completed periods subject to examination. The Company is on a calendar year for tax purposes. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position.

The Company is considered an exempted company in the Cayman Islands for tax purposes. As an exempted company, the Company is able to avoid direct taxation from the Cayman Islands government for a period of 20 years if such direct taxation were ever introduced in the Cayman Islands by obtaining a tax undertaking from the Cayman Islands government.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income tax expense. There were no amounts accrued for penalties or interest as of or during the period from September 3, 2010 (Inception) through March 31, 2012. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

New Accounting Pronouncements Policy [Policy Text Block]

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Accounting Policies [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]

Assets Measured at Fair Value on a Recurring Basis

	Balance	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)
Restricted cash and cash equivalents held in trust account:
June 30, 2012	$16,542,970	$16,542,970	$-	$-
March 31, 2012	$16,534,880	$16,534,880	$-	$-

Assets Measured at Fair Value on a Recurring Basis

	Balance Sheet	Quoted Prices in Active Markets (Level1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Restricted cash and cash equivalents held in trust account
March 31, 2012	$16,534,880	$16,534,880	$-	$-
March 31, 2011	$18,838,855	$18,838,855	$-	$-

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The Company’s deferred tax assets are as follows:

	As of March 31,
	2012	2011
Net operating loss carryforwards	$101,335	$8,930
Total deferred tax assets	101,355	8,930
Less: valuation allowance	(101,355)	(8,930)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended March 31, 2012	For the Period September 3, 2010 (inception) through March 31, 2011
Tax benefit at federal statutory rate	(34.0)%	(34.0)%
State income tax	(6.0)%	(6.0)%
Permanent difference:
Meals and entertainment	0.2%	-%
Increase in valuation allowance	39.8%	40.0%
Effective income tax rate	-%	-%

Organization, Business Operations and Going Concern (Details Textual) (USD $)	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended
	Feb. 25, 2011	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012	Jun. 30, 2012	Feb. 18, 2011
Percentage Increase In Public Offering								10.00%
Proceeds From Issuance Initial Public Offering	$ 16,556,824	$ 0	$ 0	$ 18,019,851	$ 0	$ 18,019,851	$ 18,019,851
Proceeds From Exercise Of Over Allotment Option By Underwritters				2,388,027
Proceeds From Issuance Of Equity Including Exercise Of Over Allotment Option By Underwritters				18,944,851
Deposits To Trusts From Proceeds Of Public Offering Issuance		18,835,874
Minimum Price To Be Traded For Release Of Trust Fund (in dollars per share)		$ 5.7
Percentage Of Public Offering Repurchase Upon Fall In Trading Price		50.00%
Shares Public Offering Repurchased Upon Fall In Trading Price (in shares)		1,581,250
Stock Repurchased During Period Shares (in shares)		400,134			400,134
Stock Repurchased During Period Value		2,307,892			2,307,892
Percentage Of Public Offering Expected To Be Redeemed In Cash		58.38%			58.37%	58.37%	58.38%
Temporary Equity, Redemption Price Per Share (in dollars per share)		$ 5.99			$ 5.99	$ 5.99	$ 5.99
Stock Expected To Be Redeemed (in shares)		1,846,327			1,845,879	1,845,879	1,846,327
Repurchase Price Per Share On Liquidation (in dollars per share)		5.96					5.96
Net Cash Provided By (Used In) Operating Activities		$ 21,037	$ (40,091)	$ 1,288	$ (113,541)	$ (112,253)	$ (91,216)
Voting In Favor Of Bussiness Combination [Member]
Temporary Equity, Redemption Price Per Share (in dollars per share)		$ 5.99			$ 5.99	$ 5.99	$ 5.99
Repurchase Price Per Share On Liquidation (in dollars per share)		5.96					5.96
Voting Against Bussiness Combination [Member]
Temporary Equity, Redemption Price Per Share (in dollars per share)		$ 5.99			$ 5.99	$ 5.99	$ 5.99
Repurchase Price Per Share On Liquidation (in dollars per share)		5.96					5.96

Significant Accounting Policies (Details) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Restricted cash and cash equivalents held in trust account	$ 16,542,970	$ 16,534,880	$ 18,838,855
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Restricted cash and cash equivalents held in trust account	16,542,970	16,534,880	18,838,855
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Restricted cash and cash equivalents held in trust account	0	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Restricted cash and cash equivalents held in trust account	$ 0	$ 0	$ 0

Significant Accounting Policies (Details Textual)	3 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2012
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,605,289		5,605,289	5,605,289
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,846,327	1,989,773	2,241,579	1,845,879

Public Offering and Warrant Offering (Details Textual) (USD $)	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended
	Feb. 25, 2011	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012	Jun. 30, 2012
Stock Issued During Period Excluding Over Allotment Option (in shares)	2,750,000
Issue Price Per Share Of Public Offering (in dollars per shares)	$ 6
Shares Offered To Under Underwriters Over Allotment (in shares)				412,500
Shares Offered To Underwriters Aggregate Shares (in shares)				3,162,500
Proceeds from Warrant Offering	$ 0	$ 0	$ 0	$ 925,000	$ 0	$ 925,000	$ 925,000
Non Cash Consideration Warrants Exerciseble Number (in shares)	1,500,000
Warrants Redeemable On Cash Basis Number (in shares)	1,142,856
Redemption Price Per Warrant (in dollars per share)	$ 0.01
Minimum Trading Price Of Stock For Redemption Of Warrant (in dollars per share)	$ 8.5
Underwriting Commision Percentage	3.50%
Underwriting Commision Amount	$ 664,125
Public Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		5					5
Sale Price Of Warrant (in dollars per share)	$ 0.35
Class Of Warrant Or Right Issued During Period (in shares)	2,642,856

Commitments and Contingencies (Details Textual) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012 General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction				$ 7,500
Accounts Payable Related Parties Current	128,615	106,025	15,574
Payments For Investment Banker	$ 600,000

Income Taxes (Details) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Net operating loss carryforwards	$ 101,335	$ 8,930
Total deferred tax assets	101,355	8,930
Less: valuation allowance	(101,355)	(8,930)
Net deferred tax assets	$ 0	$ 0

Income Taxes (Details 1)	7 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2012
Tax benefit at federal statutory rate	(34.00%)	(34.00%)
State income tax	(6.00%)	(6.00%)
Permanent difference:
Meals and entertainment	0.00%	0.20%
Increase in valuation allowance	40.00%	39.80%
Effective income tax rate	0.00%	0.00%

Income Taxes (Details Textual) (USD $)	7 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2012
Operating Loss Carryforwards	$ 22,000	$ 253,000
Operating Loss Carryforwards, Limitations on Use		Internal Revenue Code Section 382 imposes limitations on the use of net operating loss carryovers when the stock ownership of one or more 5% shareholders (shareholders owning 5% or more of the Company's outstanding capital stock) has increased on a cumulative basis by more than 50 percentage points within a period of two years.
Deferred Tax Assets, Valuation Allowance	8,930	101,355
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 8,930	$ 92,425
Effective Income Tax Rate Reconciliation Federal Statutory And State And Local Income Taxes		40.00%

Shareholders' Equity (Details Textual) (USD $)	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended		1 Months Ended			3 Months Ended	12 Months Ended	7 Months Ended
	Feb. 25, 2011	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012	Jun. 30, 2012	Feb. 18, 2011	Feb. 25, 2011 Criteria One [Member]	Feb. 25, 2011 Criteria Two [Member]	Feb. 25, 2011 Criteria Three [Member]	Jun. 30, 2012 Voting In Favor Of Bussiness Combination [Member]	Mar. 31, 2012 Voting In Favor Of Bussiness Combination [Member]	Mar. 31, 2011 Before Share Dividend [Member]	Sep. 03, 2010 Before Share Dividend [Member]
Ordinary shares, shares authorized		50,000,000		50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares issued		3,552,991		3,953,125	3,552,991	3,552,991	3,552,991								718,750
Common Stock Issue Price Per Share (in dollars per share)				$ 0.0316										$ 0.0348
Dividends, Per Share, Declared								$ 0.1
Percentage Of Public Offering Expected To Be Redeemed In Cash		58.38%			58.37%	58.37%	58.38%
Stock Expected To Be Redeemed (in shares)		1,846,327			1,845,879	1,845,879	1,846,327
Temporary Equity, Redemption Price Per Share (in dollars per share)		$ 5.99			$ 5.99	$ 5.99	$ 5.99					$ 5.99	$ 5.99
Stock Expected To Be Repurchased Amount												11,057,090	11,051,067
Preferred shares, shares authorized		5,000,000		5,000,000	5,000,000	5,000,000	5,000,000
Preferred shares, par value (in dollars per share)		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Unit Purchase Option Price	$ 100
Units Purchase Option Units Excersible	175,000
Units Purchase Option Units Excersible Price	6.6
Unit Purchase Option Plan Fair Value (in dollars per share)	431,185
Fair Value Assumptions Exercise Price (in dollars per share)	$ 2.46
Fair Value Assumptions Expected Volatility Rate									48.10%
Fair Value Assumptions Risk Free Interest Rate										2.00%
Fair Value Assumptions Expected Term											5 years
Proceeds from sale of ordinary shares to initial shareholders		$ 0	$ 0	$ 25,000	$ 0	$ 25,000	$ 25,000
Ordinary shares issued (in shares)				790,625

Subsequent Events (Details Textual) (USD $)	3 Months Ended
Jun. 30, 2012
Business Acquisition Common Stock Shares As Purchase Consideration	67,383,334
Business Acquisition Preferred Stock Shares As Purchase Consideration	1,433,333
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 12
Percentage Of Preferred Stock Dividend Payable Initially Based On Cash Available	90.00%
Percentage Of Preferred Stock Dividend Payable Thereafter	50.00%
Percentage Of Common Stock Dividend Payable Thereafter	50.00%
Preferred Stock Dividend Per Share Receipt Basis (in dollars per share)	$ 6
Black Diamond [Member]
Acquisition Expenses Reimbursement Maximum Amount	$ 250,000
Proceeds Received By Acquiring Company From Financing Transactions	$ 2,500,000
Preferred Stock [Member] | Black Diamond [Member]
Business Acquisition, Percentage of Voting Interests Acquired	45.62%
Class A Units [Member] | Black Diamond [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%